OTHER (EXPENSE)/INCOME, NET (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of Other Income and Expense [Abstract]
Foreign currency exchange (loss)/gain, net		$ (109,993)	$ 12,187	$ (165,185)	$ 60,704
Other income, net		1,865	248	2,549	1,412
Total other (expense)/income, net	[1]	$ (108,128)	$ 12,435	$ (162,636)	$ 62,116

[1]	Certain prior year amounts have been reclassified to present finance income as a separate line item and to combine other income/(expense), net for comparative purposes.